SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Mar. 31, 2026
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets finite useful lives	5 years